SHARE-BASED PAYMENT PLANS (Details) € / shares in Units, € in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) item shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 EUR (€) € / shares
SHARE-BASED PAYMENT PLANS
Share price | € / shares			€ 3.3850
Number of active executives | item	136
Number of potential shares to be received | shares	289,500
Expense from share-based payment transactions with employees | R$	R$ 38,528	R$ 17,867
Consolidated liability balances | R$	R$ 77,175	R$ 109,682
TFSP Cycle 2020-2022
SHARE-BASED PAYMENT PLANS
Number of active executives | item	134
Number of potential shares to be received | shares	107,600
TFSP Cycle 2021-2023
SHARE-BASED PAYMENT PLANS
Number of active executives | item	173
Number of potential shares to be received | shares	295,000
PSP Cycle 2020-2022
SHARE-BASED PAYMENT PLANS
Number of active executives | item	76
Number of executives appointed under articles Bylaws | item	3
Number of potential shares to be received | shares	469,757
PSP Cycle 2021-2023
SHARE-BASED PAYMENT PLANS
Number of active executives | item	83
Number of executives appointed under articles Bylaws | item	3
Number of potential shares to be received | shares	1,654,058
PSP Cycle 2022-2024
SHARE-BASED PAYMENT PLANS
Number of active executives | item	103
Number of executives appointed under articles Bylaws | item	3
Number of potential shares to be received | shares	865,821
PSP VIVO Cycle 2022-2024
SHARE-BASED PAYMENT PLANS
Number of active executives | item	101
Number of executives appointed under articles Bylaws | item	3
Number of potential shares to be received | shares	431,607
PSP VIVO
SHARE-BASED PAYMENT PLANS
Number of shares that each unit consists | shares	1
Telefnica Global Incentive Share Purchase Plan: Plan 100
SHARE-BASED PAYMENT PLANS
Maximum amount of employee contributions to acquire Company's shares | €			€ 1,800
Purchase period	12 months
Retention period for purchased shares	6 months
Number of free shares granted for each share purchase by the employee | shares	1
Vesting period	2 years
Number of purchased shares for which free shares will be granted | shares	1
Number of Telefnica Commemoration Shares that each plan participant may receive | shares	100
Telefnica Global Incentive Share Purchase Plan: Plan 100 | Minimum [Member]
SHARE-BASED PAYMENT PLANS
Monthly employee contributions to acquire Company's shares | €			25
Telefnica Global Incentive Share Purchase Plan: Plan 100 | Maximum [Member]
SHARE-BASED PAYMENT PLANS
Monthly employee contributions to acquire Company's shares | €			€ 150